Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details)				6 Months Ended				12 Months Ended
	Jun. 26, 2025 USD ($) shares	Apr. 28, 2025 USD ($) shares	Mar. 07, 2025 USD ($) shares	Jun. 30, 2025 MYR (RM) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 12, 2025 shares	Jun. 01, 2025 shares	Apr. 04, 2025 shares	Mar. 03, 2025 USD ($) shares	Jan. 09, 2025 shares	Jan. 07, 2025 shares	Dec. 13, 2024 shares	Dec. 11, 2024 shares	Dec. 05, 2024 shares	Sep. 24, 2024 shares	Aug. 31, 2024 shares	Jul. 12, 2024 shares	Jul. 02, 2024 shares	May 31, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2023 shares	Oct. 31, 2023 shares
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares	396,826			708,761	708,761			24,972	50,743	24,569	6,477		66	8,038	237	80	4,935	309	107	118	15	272	58	381	75	1,293
Consideration amount (in Dollars) | $			$ 2,116,800
Disposed shares		529,200
Loss on disposal (in Dollars)		$ 527,000				RM 618,924
Percentage of equity interest												35.41%
Share value (in Dollars)				RM 1,644,554	$ 390,380
Founder Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares								501,995
Sagtec Global Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares			529,200																								800,000
Loss on disposal (in Dollars) | $		$ 1,590,000
YY Group Holding Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares								8,118,827
Percentage of equity interest								13.53%
Share value (in Dollars) | $								$ 24,356,481
Reveillon Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Percentage of equity interest												21.88%
Shares acquired												13,130,000
Consultancy services valued (in Dollars) | $												$ 39,390,000
Quantgold Data Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Ownership interest rate	20.00%
Share-swap arrangement, value (in Dollars) | $	$ 30,000,000
Founder Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares								700,000